Share-based payments (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of changes in outstanding ELTIP and EDIP awards

Changes in Outstanding ELTIP and EDIP awards (in thousands of shares transferable upon vesting)
	Year ended
	December 31, 2023		December 31, 2022		December 31, 2021
	EDIP	ELTIP	EDIP	ELTIP	EDIP	ELTIP
Outstanding at beginning of year	621	705	297	704	364	658
Granted	199	395	486	280	118	283
Vested (fair value in 2023: $11.2 million, 2022: $17.3 million; 2021: $13.9 million)	(155)	(185)	(162)	(279)	(183)	(237)
Forfeitures (resignations, retirements, redundancies)	—	—	—	—	(2)	—
Outstanding at end of year	665	915	621	705	297	704

Schedule of share-based compensation cost recognized in net income

Share-based Compensation Cost Recognized in Net Income
	Year ended
	December 31, 2023	December 31, 2022	December 31, 2021
	EDIP and ELTIP	EDIP and ELTIP	EDIP and ELTIP
Cost recognized in net income	19,676	16,215	14,539

Schedule of unrecognized compensation cost

	Year ended
Unrecognized Share-based Compensation Cost	December 31, 2023		December 31, 2022
	Unrecognized cost	Weighted average years over which it is expected to be recognized	Unrecognized cost	Weighted average years over which it is expected to be recognized
EDIP	11,774	2.66	14,234	3.35

ELTIP
Time vesting shares	118	2.12	—	0.00
Performance vesting shares	12,416	1.76	10,232	1.75
Total unrecognized expense	24,308		24,466